Document and Entity Information	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	SLR Investment Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00754
Entity Tax Identification Number	26-1381340
Entity Address, Address Line One	500 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	993-1670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SLRC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001418076
Amendment Flag	false